Notes to Cash Flows - Parent (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2022	£m	£m	£m	£m	£m	£m
At 1 January	31,580	2,228	2,191	134	—	36,133
Proceeds from issue of debt securities	8,667	—	—	—	—	8,667
Repayment of debt securities	(4,482)	—	—	—	—	(4,482)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(750)	—	—	(750)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,173)	(1,173)
Liability-related other changes	(1,282)	2	5	21	—	(1,254)
Non-cash changes:
– Unrealised foreign exchange	1,893	190	—	—	—	2,083
– Other changes	44	(47)	—	—	1,173	1,169
At 31 December	36,420	2,332	2,196	129	—	41,077

2021
At 1 January	43,679	2,556	2,241	100	—	48,576
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)
Issue of other equity instruments	—	—	450	—	—	450
Repurchase of other equity instruments	—	—	(500)	—	—	(500)
Principal elements of lease payments	—	—	—	(25)	—	(25)
Dividends paid	—	—	—	—	(1,506)	(1,506)
Liability-related other changes	(473)	(4)	—	59	—	(418)
Non-cash changes:
– Unrealised foreign exchange	(930)	14	—	—	—	(916)
– Other changes	181	(334)	—	—	1,506	1,353
At 31 December	31,580	2,228	2,191	134	—	36,133

2020
At 1 January	50,171	3,528	2,241	138	—	56,078
Proceeds from issue of debt securities	5,586	—	—	—	—	5,586
Repayment of debt securities	(12,348)	—	—	—	—	(12,348)
Repayment of subordinated liabilities	—	(939)	—	—	—	(939)
Principal elements of lease payments	—	—	—	(46)	—	(46)
Dividends paid	—	—	—	—	(282)	(282)
Liability-related other changes	(243)	(10)	—	8	—	(245)
Non-cash changes:
– Unrealised foreign exchange	359	(6)	—	—	—	353
– Other changes	154	(17)	—	—	282	419
At 31 December	43,679	2,556	2,241	100	—	48,576

Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Summary of Changes in Liabilities Arising from Financing Activities
In addition to the changes in equity arising from financing activities, as set out in the Company Statement of Changes in Equity, the table below shows the changes in liabilities arising from financing activities.

	2022						2021
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Other liabilities at FVTPL(1)	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Other liabilities at FVTPL(1)	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	6,013	4,190	838	2,191	—	13,232	7,970	1,425	830	2,241	—	12,466
Proceeds from issue of debt securities	—	3,889	—	—	—	3,889	—	2,788	—	—	—	2,788
Repayment of debt securities	(1,446)	—	—	—	—	(1,446)	(1,814)	—	—	—	—	(1,814)
Issue of other equity instruments	—	—	—	750	—	750	—	—	—	450	—	450
Repurchase of other equity instruments	—	—	—	(750)	—	(750)	—	—	—	(500)	—	(500)
Dividends paid	—	—	—	—	(1,156)	(1,156)	—	—	—	—	(1,489)	(1,489)
Liability-related other changes	(14)	(191)	1	5	—	(199)	(28)	(23)	—	—	—	(51)
Non-cash changes:
– Unrealised foreign exchange	339	—	103	—	—	442	(124)	—	8	—	—	(116)
– Other changes	6	—	—	—	1,156	1,162	9	—	—	—	1,489	1,498
At 31 December	4,898	7,888	942	2,196	—	15,924	6,013	4,190	838	2,191	—	13,232
(1) Liability-related other changes for Other liabilities at FVTPL are not part of the changes in liability arising from financing activities.